Share Capital and Dividends (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital
As at March 31, 2023, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance	85,554,000	300,901	7,171,616	4,321
Shares issued pursuant to vesting of share-based compensation granted on business acquisitions	738,382	1,708	—	—
Shares issued in consideration of the acquisition of Datum (note 3)	1,867,262	5,528	—	—
Shares issued in consideration of the acquisition of Trafic 3W inc. (note 3)	83,449	276	—	—
Shares purchased for cancellation	(371,525)	(1,303)	—	—
Exercise of stock options	—	—	152,632	536
Ending balance	87,871,568	307,110	7,324,248	4,857

As at March 31, 2022, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance	51,373,822	193,552	7,321,616	3,985
Shares issued pursuant to vesting of share-based compensation granted on business acquisitions	834,324	2,935	—	—
Shares issued in consideration of the acquisition of R3D (note 3)	25,182,676	80,585	—	—
Shares issued under a private placement	8,143,322	24,686
Shares purchased for cancellation	(349,400)	(1,244)	—	—
Exercise of stock options	2,750	10	152,632	518
Conversion of shares	302,632	182	(302,632)	(182)
Settlement of DSUs	63,874	195	—	—
Ending balance	85,554,000	300,901	7,171,616	4,321

Summary of Option Activity
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,079,598	3.19	2,607,528	3.10
Granted	626,230	3.25	774,202	3.23
Forfeited	(67,500)	3.60	(148,000)	3.20
Expired	(85,000)	3.65	—	—
Exercised	(152,632)	2.27	(154,132)	(1.92)
Ending balance	3,400,696	3.23	3,079,598	3.19
Exercisable at year end	1,464,014	3.42	1,289,896	3.22

Year ended	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,004,484	2.63	917,653	3.08
Granted	265,125	2.50	299,100	2.66
Forfeited	(94,475)	2.91	(44,167)	3.80
Expired	(90,959)	2.92	(166,852)	4.84
Exercised	—	—	(1,250)	1.67
Ending balance	1,084,175	2.55	1,004,484	2.63
Exercisable at year end	284,400	2.81	237,909	3.00

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted
The assumptions used to determine the 2023 and 2022 stock options grant date fair values using the Black-Scholes stock option pricing model were as follows:

Year ended	March 31,
	2023	2022
Weighted average assumptions
Share price	$3.25	$3.23
Exercise price	$3.25	$3.23
Risk-free interest rate	3.50%	1.25%
Expected volatility (a)	35.0%	34.7%
Dividend yield	—	—
Expected option life (years)	6.6	6.6
Vesting conditions – time (years)	3.3	3.2

(a) Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Summary of DSU Activity
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2023	2022
Beginning balance	439,521	330,246
Granted to non-employee directors	227,453	173,149
Settled	—	(63,874)
Ending balance	666,974	439,521

Summary of Share based Compensation
The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2023	2022
Beginning balance	332,263	—
Granted	528,120	332,263
Forfeited	(5,000)	—
Ending balance	855,383	332,263

Total share-based compensation expense for the years ended March 31, 2023 and 2022 is summarized as follows:

Year ended	March 31,
	2023	2022
	$	$
Stock options	1,262	851
Share purchase plan – employer contribution	1,372	1,138
Share-based compensation granted on business acquisitions	2,995	1,524
DSUs	1,250	576
RSUs	—	92
PSUs	1,233	273
	8,112	4,454